Related Party Transactions: Schedule of Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Related Party Transactions

	September 30,	December 31,
	2018	2017

Receivable from:
CMFG Life	$ 6,186	$ 8,492
Other	26	-

Total	$ 6,212	$ 8,492

Payable to:
CUNA Brokerage Services, Inc.	$ 2,455	$ 2,749
Other	-	22

Total	$ 2,455	$ 2,771